LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
LEASE LIABILITIES
LEASE LIABILITIES
The Company has leases for office space for corporate and shared service functions, manufacturing facilities and warehouse space for inventory, manufacturing equipment (e.g. forklifts, tractor trailers, and storage containers) and automobiles (refer to Note 9 for additional information regarding right-of-use-assets).
Each lease generally imposes a restriction that, unless there is a contractual right for the Company to sublet the asset to another party, the right-of-use asset can only be used by the Company. Leases are either non-cancellable or may only be cancelled by incurring a termination fee. Some leases contain an option to purchase the underlying leased asset outright at the end of the lease, or to extend the lease for a further term. For leases of office buildings and manufacturing facilities the Company must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease. Further, the Company must insure items of property, plant and equipment and incur maintenance fees on such items in accordance with the lease contracts.
Lease liabilities are presented in the consolidated balance sheet under the caption borrowings and lease liabilities current and non-current as follows:

	December 31, 2019	December 31, 2018
	$	$
Lease liabilities (current)	6,084	1,441
Lease liabilities (non-current)	38,672	4,271
	44,756	5,712

Interest expense relating to payments on lease liabilities was approximately $2.6 million for the year ended December 31, 2019, and is included in interest expense under the caption finance costs (income) in earnings.
As of December 31, 2019, the Company's leases fall into the following categories, by class of right-of-use asset:

Count of leases	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total right-of-use assets
Right-of-use assets leased	37	90	48	175
Leases with extension options	29	39	8	76
Extension options reasonably certain to exercise	27	28	—	55
Leases with options to purchase	1	13	31	45
Purchase options reasonably certain to exercise	1	5	—	6
Leases with variable payments linked to an index	—	32	—	32
Leases with termination options	8	2	12	22
Termination options reasonably certain to exercise	—	—	—	—
Lease terms on the Company's leasing activities by class of right-of-use asset recognized on the balance sheet are as follows:

	Buildings	Manufacturing equipment	Furniture, office equipment and other
Range of remaining term	1-180 months	3-109 months	1-46 months
Average remaining lease term	59 months	31 months	13 months

Rent expense relating to payments not included in the measurement of lease liabilities was approximately $3.4 million for the year ended December 31, 2019 and is composed of the following:

December 31, 2019
$
Short-term leases	2,298
Leases of low value assets	70
Variable lease payments	1,025
3,393

Refer to the Liquidity section of Note 24 for the disclosure of minimum lease liabilities due.

As of December 31, 2019, the Company had commitments of $0.5 million for short-term leases and leases of furniture, office equipment and other which had not yet commenced.

Total cash outflow for leases for the twelve months ended December 31, 2019 and 2018 was $12.1 million and $12.9 million, respectively.